STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Underwriting discounts and commissions	$ 7,200
Offering cost	$ 2,400
Series A Redeemable Convertible Preferred Stock
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 121		$ 120
Series B Redeemable Convertible Preferred Stock
Issuance of redeemable convertible preferred stock, net of issuance costs			$ 175